Subsequent Events	Mar. 31, 2024	Jan. 08, 2024
Subsequent Events [Abstract]
Subsequent Events	(4) Subsequent Events The Company is not aware of any subsequent events which would require recognition or disclosure in the March 31, 2024 financial statement.
(4) Subsequent Events
The Company evaluated its January 8, 2024 financial statement for subsequent events through April 19, 2024, the date the financial statement was
avaliable to be issued. The Company is not aware of any subsequent events which would require recognition or disclosure in the financial statement.